Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Liabilities
Transfers from Level 1 to Level 2	$ 0	$ 212
Transfers from Level 2 to Level 1	0	0
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	113	181
Transfers from Level 2 to Level 1	233	638
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	4,721	8,477
Transfers from Level 2 to Level 1	8,208	6,007
Trading assets
Assets
Transfers from Level 1 to Level 2	5,284	6,553
Transfers from Level 2 to Level 1	5,964	4,132
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	743	1,277
Transfers from Level 2 to Level 1	1,214	768
Derivatives
Assets
Transfers from Level 1 to Level 2	0	103
Transfers from Level 2 to Level 1	$ 0	$ 0